Summary of Classes of Share Capital - Treasury Shares (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 95,499	$ 87,701
Balance at end of year	$ 99,818	$ 95,499	$ 87,701
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.5	0.6
Purchase of shares, Number of shares	136.8	135.6
Sale of shares, Number of shares	(135.4)	(135.7)
Ending balance, Number of shares	1.9	0.5	0.6
Balance at beginning of year	$ (37)	$ (41)	$ (144)
Purchase of shares, Amount	(10,859)	(8,752)	(9,782)
Sale of shares, Amount	10,744	8,756	9,885
Balance at end of year	$ (152)	$ (37)	$ (41)
Treasury shares [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.3
Purchase of shares, Number of shares	5.3	6.0
Sale of shares, Number of shares	(5.3)	(6.2)
Ending balance, Number of shares	0.1	0.1	0.3
Balance at beginning of year	$ (4)	$ (6)	$ (7)
Purchase of shares and other equity instruments, Amount	(205)	(122)	(151)
Sale of shares and other equity instruments, Amount	199	124	152
Balance at end of year	$ (10)	$ (4)	$ (6)